Related undertakings	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
Related undertakings	Related undertakings
The Group’s corporate structure consists
of a number of related undertakings,
comprising subsidiary undertakings, joint
ventures, associated undertakings and
significant holdings. A full list of these
related undertakings is set out below,
together with the country of incorporation,
registered office (or principal place of
business) and the identity and percentage
of each share class held by the Group.
The information is provided as at
31 December 2024.
The entities are grouped by the countries
in which they are incorporated. The profits
earned by the activities of these entities
are in some cases taxed in countries other
than the country of incorporation, for
example where the entity carries on
business through a branch in a territory
outside of its country of incorporation .
Barclays PLC Country Snapshot provides
details of where the Group carries on its
business, where its profits are subject to
tax and the taxes it pays in each country it
operates in.
Wholly owned subsidiaries
Unless otherwise stated the undertakings
below are wholly owned and included in the
consolidation and the share capital held by
the Group comprises ordinary and/or
common shares, which are held by
subsidiaries of Barclays PLC. Unless
otherwise stated, the Group holds 100%
of the nominal value of each share class.

Notes
A	Directly held by Barclays PLC
B	Partnership Interest
C	Membership Interest
D	Guarantor
E	Preference Shares
F	A Preference Shares
G	B Preference Shares
H	Ordinary/Common Shares in addition to other shares
I	A Ordinary Shares
J	B Ordinary Shares
K	C Ordinary Shares
L	F Ordinary Shares
M	First Preference Shares, Second Preference Shares
N	Registered Address not in country of Incorporation
O	Core Shares, Insurance (Classified) Shares
P	Class B, C, D, E, F, G, H, I , J and K
Q	Non-Redeemable Ordinary Shares

Notes
R	Class A, B and C Shares
S	Class A and Class B Shares
T	PEF Carry Shares
U	Not Consolidated (see Note 34 IFRS12 Structured entities)
V	USD Linked Ordinary Shares
W	Redeemable Class B Shares
X	Capital Contribution Shares
Y	Class A Redeemable Preference Shares
Z	Class B Redeemable Preference Shares
AA	First Class Common Shares, Second Class Common Shares
BB	GBP Tracker 1, USD Tracker 1, Euro Tracker 1 Shares
CC	Non-Voting Redeemable Preference Shares
DD	Ordinary "F" Shares - Variable
EE	Class C Preferred Shares and Class D Preferred Shares
FF	Trust Interest
GG	A1 Ordinary Shares (42.85%) and A2 Preference Shares (45.18%)
HH	A2 Ordinary Shares (14.14%) and A3 Ordinary Shares(68.10%)

Wholly owned subsidiaries	Note
United Kingdom
1 Churchill Place, London, E14 5HP
Aequor Investments Limited
Alynore Investments Limited Partnership	B
Ardencroft Investments Limited
B D & B Investments Limited
B.P.B. (Holdings) Limited
Barclay Leasing Limited
Barclays Aldersgate Investments Limited
Barclays Asset Management Limited
Barclays Bank PLC	A, H
Barclays Bank UK PLC	A
Barclays Capital Asia Holdings Limited
Barclays Capital Nominees (No.2) Limited
Barclays Capital Nominees (No.3) Limited
Barclays Capital Nominees Limited
Barclays Capital Securities Client Nominee Limited
Barclays Capital Securities Limited	E, H
Barclays CCP Funding LLP	B
Barclays Converted Investments (No.2) Limited
Barclays Direct Investing Nominees Limited
Barclays Directors Limited
Barclays Equity Holdings Limited
Barclays Execution Services Limited	A
Barclays Executive Schemes Trustees Limited
Barclays Financial Planning Nominee Company Limited
Barclays Funds Investments Limited
Barclays Group Holdings Limited
Barclays Industrial Development Limited
Barclays Industrial Investments Limited
Barclays Insurance Services Company Limited
Barclays International Holdings Limited
Barclays Investment Management Limited
Barclays Investment Solutions Limited
Barclays Leasing (No.9) Limited
Barclays Long Island Limited

Wholly owned subsidiaries	Note
Barclays Nominees (George Yard) Limited	U
Barclays OCIO Services Limited
Barclays Pension Funds Trustees Limited
Barclays Principal Investments Limited	A, I, J
Barclays Private Bank
Barclays SAMS Limited
Barclays Security Trustee Limited	A
Barclays Services (Japan) Limited
Barclays Shea Limited
Barclays Term Funding Limited Liability Partnership	B
Barclays UK Investments Limited
Barclays Unquoted Investments Limited
Barclays Wealth Nominees Limited
Barclayshare Nominees Limited
Barcosec Limited
Barsec Nominees Limited
BB Client Nominees Limited
BMI (No.9) Limited
BNRI ENG 2014 Limited Partnership	B
BNRI ENG GP LLP	B

BNRI England 2012 Limited Partnership	B
Carnegie Holdings Limited	H, I, J
Chapelcrest Investments Limited
Clydesdale Financial Services Limited
Cornwall Home Loans Limited
CPIA England 2009 Limited Partnership	B
CPIA England No.2 Limited Partnership	B
Dorset Home Loans Limited
Durlacher Nominees Limited
Eagle Financial and Leasing Services (UK) Limited
Finpart Nominees Limited
FIRSTPLUS Financial Group Limited
Foltus Investments Limited
Global Dynasty Natural Resource Private Equity Limited Partnership	B
Globe Nominees Limited
Hawkins Funding Limited
Heraldglen Limited	H, M
Isle of Wight Home Loans Limited
J.V. Estates Limited
Kirsche Investments Limited
Leonis Investments LLP	B
Long Island Assets Limited
Maloney Investments Limited
Menlo Investments Limited
Mercantile Credit Company Limited
Mercantile Leasing Company (No.132) Limited
MK Opportunities LP	B
Naxos Investments Limited
North Colonnade Investments Limited
Northwharf Investments Limited	T
Northwharf Nominees Limited
Oak Pension Asset Management Limited	U
Radbroke Mortgages UK Limited
Real Estate Participation Management Limited
Real Estate Participation Services Limited
Relative Value Investments UK Limited Liability Partnership	B
Relative Value Trading Limited

Wholly owned subsidiaries	Note
Roder Investments No. 1 Limited	H, BB
Roder Investments No. 2 Limited	H, BB
RVT CLO Investments LLP	B
Surety Trust Limited
Sustainable Impact Capital Limited
Swan Lane Investments Limited
US Real Estate Holdings No.1 Limited
US Real Estate Holdings No.2 Limited
US Real Estate Holdings No.3 Limited
US Real Estate Holdings No.4 Limited
US Real Estate Holdings No.5 Limited
US Real Estate Holdings No.6 Limited
Water Street Investments Limited	U
Wedd Jefferson (Nominees) Limited
Westferry Investments Limited
Woolwich Homes Limited
Woolwich Qualifying Employee Share Ownership Trustee Limited
Zeban Nominees Limited

C/O Teneo Financial Advisory Limited, 3rd Floor, The Colmore Building, 20 Colmore Circus Queensway, Birmingham, West Midlands, B4 6AT
Barclays Capital Finance Limited (Dissolved 5 January 2025)
Barclays Unquoted Property Investments Limited (In Liquidation)
Barclays Nominees (Branches) Limited (In Liquidation)

Ascot House, Maidenhead Office Park, Maidenhead, SL6 3QQ
Kensington Mortgage Company Limited
Kensington Mortgage Services Limited

1-4, Clyde Place Lane, Glasgow, G5 8DP
R.C. Greig Nominees Limited

50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ
BNRI PIA Scot GP Limited
BNRI Scots GP, LLP	B
Pecan Aggregator LP	B

Logic House, Waterfront Business Park, Park, Fleet Road, Fleet, GU51 3SB
The Logic Group Enterprises Limited
The Logic Group Holdings Limited	I

9, allée Scheffer, L-2520, Luxembourg
Barclays Claudas Investments Partnership	B, N
Barclays Pelleas Investments Limited Partnership	B, N
Barclays Blossom Finance Limited Partnership	B, N

Wholly owned subsidiaries	Note
Argentina
Marval, O’Farrell & Mairal, Av. Leandro N. Alem 882, Buenos Aires, C1001AAQ
Compañia Regional del Sur S.A.

Brazil
Av. Brigadeiro Faria Lima, No.4.440, 12th Floor, Bairro Itaim Bibi, Sao Paulo, CEP, 04538-132
Barclays Brasil Assessoria Financeira Ltda
BNC Brazil Consultoria Empresarial Ltda

Canada
333 Bay Street, Suite 4910, Toronto ON M5H 2R2
Barclays Capital Canada Inc.	B, N

Stikeman Elliot LLP, 199 Bay Street, 5300 Commerce Court West, Toronto ON M5L 1B9
Barclays Corporation Limited
1 Churchill Place, London, E14 5HP
CPIA Canada Holdings	B, N

Cayman Islands
PO Box 309, Ugland House, George Town, Grand Cayman, KY1-1104
Alymere Investments Limited	F, G, H
Analytical Trade UK Limited
Barclays Capital (Cayman) Limited
Barclays Securities Financing Limited	F, G ,H
Barclays US Holdings Limited	E, I
Braven Investments No.1 Limited
Calthorpe Investments Limited
Capton Investments Limited
Claudas Investments Limited	H, Y, Z
Claudas Investments Two Limited
CPIA Investments No.2 Limited	E,H
Gallen Investments Limited
Hornbeam Limited	U
Mintaka Investments No. 4 Limited
Palomino Limited
Pelleas Investments Limited
Pippin Island Investments Limited
Razzoli Investments Limited	E, H
RVH Limited	E, H

France
34-36 avenue de Friedland, 75008, Paris
Barclays ADF SA

Germany
Stuttgarter Straße 55-57, 73033 Göppingen
Holding Stuttgarter Straße GmbH (In Liquidation)

Wholly owned subsidiaries	Note
Guernsey
P.O. Box 33, Dorey Court, Admiral Park, St. Peter Port, GY1 4AT
Barclays Insurance Guernsey PCC Limited	O
Barclays UKRF No.1 IC Limited	U
Barclays UKRF ICC Limited	U
Barclays UKRF No.2 IC Ltd	U

Hong Kong
Level 41, Cheung Kong Center, 2 Queen's Road Central
Barclays Capital Asia Limited

India
Nirlon Knowledge Park, Level 9, Block B-6, Off Western Express Highway, Goregaon (East), Mumbai, 400063
Barclays Securities (India) Private Limited
Barclays Wealth Trustees (India) Private Limited
Barclays Investments & Loans (India) Private Limited	E, H

5th to 12th Floor (Part), Building G2, Gera Commerzone SEZ, Survey No.65, Kharadi, Pune, 411014
Barclays Global Service Centre Private Limited

Ireland
One Molesworth Street, Dublin 2, D02 RF29
Barclays Administration Germany Limited
Barclaycard International Payments Limited
Barclays Bank Ireland Public Limited Company
Barclays Europe Client Nominees Designated Activity Company
Barclays Europe Firm Nominees Designated Activity Company
Barclays Europe Nominees Designated Activity Company

25-28 North Wall Quay, Dublin1, D01 H104
Erimon Home Loans Ireland Limited

70 Sir John Rogerson’s Quay, Dublin 2, D02 R296
Barclays Finance Ireland Limited

Isle of Man
Eagle Court, Circular Road, Douglas, IM1 1AD
Barclays Nominees (Manx) Limited	U
Barclays Private Clients International Limited	I, J

2nd Floor, St Georges Court, Upper Church Street, Douglas, IM1 1EE
Barclays Holdings (Isle of Man) Limited (In Liquidation)

Wholly owned subsidiaries	Note
Japan
10-1, Roppongi 6-chome, Minato-ku, Tokyo
Barclays Funds and Advisory Japan Limited
Barclays Securities Japan Limited	F, H

Jersey
28 Esplanade, St Helier, JE2 3QA
Barclays Services Jersey Limited

5 Espalanade, St Helier, JE2 3QA
Barclays Wealth Management Jersey Limited

13 Library Place, St Helier, JE4 8NE
Barclays Nominees (Jersey) Limited	U
Barclaytrust Channel Islands Limited	U

Estera Trust (Jersey) Limited, 13-14 Esplanade, St Helier, JE1 1EE
MK Opportunities GP Ltd

Luxembourg
9, allée Scheffer, L-2520
Barclays Bedivere Investments S.à r.l.
Barclays Cantal Investments S.à r.l.
Barclays Capital Luxembourg S.à r.l.	S
Barclays Treasury Luxembourg S.à r.l.
Barclays Claudas Investments S.à r.l.
Barclays International Luxembourg Dollar Holdings S.à r.l.

Barclays Luxembourg GBP Holdings S.à r.l.	Q
Barclays Luxembourg Global Funding S.à r.l.
Barclays Luxembourg Holdings S.à r.l.	H, V
Barclays Luxembourg Holdings SSC	B

68-70 Boulevard de la Petrusse, L-2320
Adler Toy Holding Sarl

10 rue du Château d’Eau, Leudelange, Grand Duchy of Luxembourg L-3364
BPM Management GP SARL

Mauritius
C/O Rogers Capital Corporate Services Limited, 3rd Floor, Rogers House, No.5 President John Kennedy Street, Port Louis
Barclays Capital Mauritius Limited (In Liquidation)
Barclays Capital Securities Mauritius Limited

Fifth Floor Ebene Esplanade, 24 Bank Street, Cybercity 72201 Ebene
Barclays Mauritius Overseas Holdings Limited

Wholly owned subsidiaries	Note
Mexico
Paseo de la Reforma 505, Torre Mayor Floor 41, Colona Cuauhtémoc, 06500, Mexico City
Barclays Bank Mexico, S.A.	J, L
Barclays Capital Casa de Bolsa, S.A. de C.V.	J, L
Grupo Financiero Barclays Mexico, S.A. de C.V.	J, L

Monaco
31 Avenue de la Costa, Monte Carlo BP 339
Barclays Private Asset Management (Monaco) S.A.M

Saudi Arabia
3rd Floor Al Dahna Center, 114 Al-Ahsa Street, PO Box 1454, Riyadh 11431
Barclays Saudi Arabia (In Liquidation)

Singapore
10 Marina Boulevard, #25-01 Marina Bay Financial Centre, Tower 2, 018983
Barclays Merchant Bank (Singapore) Ltd.

Spain
Calle Jose, Abascal 51, 28003, Madrid
Barclays Tenedora De Inmuebles SL.
BVP Galvani Global, S.A.U. (In Liquidation)

Switzerland
Chemin de Grange Canal 18-20, PO Box 3941, 1211, Geneva
Barclays Bank (Suisse) SA
Barclays Switzerland Services SA
BPB Holdings SA

Taiwan
19F-1, No. 7, Xinyi Road, Sec. 5, Taipei, A322, Taiwan
Barclays Securities Taiwan Limited

United States
Corporation Service Company, 251 Little Falls Drive, Wilmington, DE 19808
Analytical Trade Holdings LLC
Barclays Asset Backed Depositor LLC
Barclays Bank Delaware
Barclays Capital Derivatives Funding LLC
Barclays STBT Inc.
Barclays Capital Equities Trading GP
Barclays Capital Holdings Inc.
Barclays Capital Real Estate Finance Inc.
Barclays Capital Real Estate Holdings Inc.
Barclays Capital Real Estate Inc.
Barclays Commercial Mortgage Securities LLC
Barclays Dryrock Funding LLC
Barclays Financial LLC
Barclays Group US Inc.	C
Barclays Lifestyles LLC	E, H
Barclays Oversight Management Inc.	C
Barclays Receivables LLC
Barclays Services Corporation	B

Wholly owned subsidiaries	Note
Barclays Services LLC	F, G, H
Barclays US CCP Funding LLC
Barclays US Investments Inc.
Barclays US LLC
BCAP LLC	C
Gracechurch Services Corporation	C
Lagalla Investments LLC	C
Long Island Holding A LLC	F, H
Marbury Holdings LLC	C
Preferred Liquidity, LLC
Procella Investments No.2 LLC	C
Procella Investments No.3 LLC
Relative Value Holdings, LLC	C
Surrey Funding Corporation	C
Sussex Purchasing Corporation
Sutton Funding LLC	H, EE
US Secured Investments LLC	C
Verain Investments LLC
Wilmington Riverfront LLC
C

100 Bank Street, Suite 630, Burlington, Vermont 05401
Barclays Insurance U.S. Inc.	I
C
Corporation Service Company, 80 State Street, Albany, NY, 12207-2543	C
Barclays Equity Holdings Inc.

Corporation Service Company. Goodwin Square, 225 Asylum Street, 20th Floor Hartford CT 06103
Barclays Capital Inc.	C
X

Corporation Service Company, 2626, Glenwood Ave, Suite 550, Raleigh, NC, 27608
Barclays US GPF Inc.	C
Equifirst Corporation (In Liquidation, Dissolved with State of North Carolina)
125 S West Street, Wilmington, Delaware 9801
Curve Investments GP	B
Rodney Square North, 1100, North Market Street, Wilmington, Delaware, 19890
Barclays Dryrock Issuance Trust	FF
Other Related Undertakings
Unless otherwise stated, the undertakings
below are included in the consolidation and
the share capital held by the Group
comprises ordinary and/or common
shares, which are held by subsidiaries of
Barclays PLC. The percentage of the
nominal value of each share class held by
the Group is provided below.

Other Related Undertakings	%	Note
United Kingdom
1 Churchill Place, London, E14 5HP
Barclaycard Funding PLC	100.00	I

PSA Credit Company Limited (In Liquidation)	100.00	I, U
	100.00	K
Barclays Covered Bonds Limited Liability Partnership	50.00	B
Barclays Secured Funding (LM) Limited	20.00
BNRI England 2010 Limited Partnership	50.00	B
80 Fenchurch Street, London EC3M 4AE
Igloo Regeneration (General Partner) Limited	25.00	K, U

3-5 London Road, Rainham, Gillingham, Kent ME8 7RG
Trade Ideas Limited	20.00	U

50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ
Equistone Founder Partner III L.P.	20.00	B, U

Enigma, Wavendon Business Park Milton Keynes, MK17 8LX
Intelligent Processing Solutions Limited	19.50	U

180 Borough High Street, London SE1 1LB
Protium Green Solutions Limited		U
	42.85	GG
	45.18	GG
13-15 York Buildings, London, WC2N 6JU
BGF Group PLC	24.62	I, U

Unit 9 Westbrook Court, Sharrowvale Road, Sheffield, S11 8YZ
Palms Row Healthcare Holdings Limited	100.00	U, CC

3rd Floor 19-20 Berners Street, London, W1T 3NW
AVFI TIDE I LP	41.30	B, U

Parker Andrew Ltd, 5th Floor, The Union Building, 51-59 Rose Lane, Norwich NR1 1BY
Fintech for International Development Limited (In Liquidation)	26.37	I, U

Other Related Undertakings	%	Note
	100.00	J
3rd Floor, 19-20 Berners Street, London W1T 3NW
Female Innovators Lab L.P.	60.00	B

6th Floor 60 Gracechurch Street, London, EC3V 0HR
BMC (UK) Ltd	49.95	E, I, U
1301 K Street Nw, Washington DC 20005, United States
Barclays Black Formation Investments I LP	100.00	B, N, U
Barclays Black Formation Investments II LP	100.00	B, N, U

1-4 Clyde Place, Glasgow, G5 8DP
Buchanan Wharf (Glasgow) Management Limited	78.00	D

The White House, High Street, Dereham, Norfolk, NR19 1DR
Naked Energy Limited	25.80	G, U

Office 1 Izabella House, 24-26 Regent Place, Birmingham, B1 3NJ
Outspoken Logistics Ltd	14.14	HH, U
	68.10	HH

C/O A&L Goodbody, 42-46 Fountain Street, Belfast, BT1 5EF
Reform Clothing Limited	21.40	E, U

Belgium
Klipperstraat 15 2030 Antwerp
Euphony Benelux NV (In Administration)	20.00	U

Cayman Islands
Maples Corporate Services Limited, PO Box 309GT, Ugland House, South Church Street, Grand Cayman, KY1-1104
Cupric Canyon Capital GP Limited	50.00	U
Newman Holdings Limited (In Liquidation)	96.49	E, U
Southern Peaks Mining LP	54.40	B, U
SPM GP Limited	90.00	U

Korea, Republic of
18th Floor, Daishin Finance Centre, 343, Samil-daero, Jung- go, Seoul
Woori BC Pegasus Securitization Specialty Co. Ltd	70.00	AA

Luxembourg
9, allée Scheffer, L-2520, Luxembourg
Barclays Alzin Investments S.à r.l.	100.00	R
Barclays Bordang Investments S.à r.l.	100.00	S

Other Related Undertakings	%	Note
Barclays Lamorak Investments S.à r.l.	27.18	Q
BNRI Limehouse No.1 S.à r.l.	51.84	P
Preferred Funding S.à r.l.	100.00	W
Preferred Investments S.à r.l.	33.00	W
Netherlands
Alexanderstraat 18, The Hague, 2514 JM, Zuid-Holland
Tulip Oil Holding BV	34.47	I, U
	22.98	K

Sweden
c/o ForeningsSparbanken AB 105 34 Stockholm
EnterCard Group AB	100.00	J, U

United States
1415 Louisiana Street, Suite 1600, Houston, Texas 77002
Sabine Oil & Gas Holdings, Inc.(In Liquidation)	22.12	U

Joint Ventures
The related undertaking below is dealt with
as a Joint Venture[1] in accordance with
s.18, Schedule 4, The Large and Medium-
sized Companies and Groups (Accounts
and Reports) Regulations 2008 and is
proportionally consolidated. The
proportion of the capital of the related
undertaking held by the Group is stated
below.

Joint Venture	%	Note
United Kingdom
All Saints Triangle, Caledonian Road, London, N1 9UT
Vaultex UK Limited	50.00
Joint management factors
The Board of Directors of the above Joint
Venture comprises two Barclays
representative Directors, two JV partner
Directors and two non-JV partner
Directors. The Board of Directors are
responsible for setting the Company
strategy and budgets.
The last financial year of the above JV
ended on 6 October 2024 and the average
number of monthly employees reported in
the accounts was 1,216.
Notes:
1This is distinct to how the term “joint venture” may be used for the purposes of IFRS.